SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Advances from unrelated third-parties (i)	[1]	$ 770,612	$ 469,418
Other taxes payable (ii)	[2]	3,665,976	4,089,013
Unrecognized tax benefits (iii)	[3]		433,000
Accrued professional fees		9,279	404,025
Amount due to employees(iv)	[4]	87,889	65,785
Other current liabilities (v)	[5]	359,743	1,174,856
Other Payables and Accrued Expenses		$ 4,893,499	$ 6,636,097

[1]	The advances from unrelated parties are non-interest bearing and due on demand.
[2]	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.
[3]	The Unrecognized tax benefits refer to the land value added tax due to the sale of property, equipment, and land use rights in September 2015. As of December 31, 2021, the unrecognized tax liability passed the 5-year statute of limitation and recognized as other income in the consolidated statement of operations.
[4]	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.
[5]	The other current liabilities as of December 31, 2021 included the security and deposit of approximate $264,000. The decrease of the balance as at December 31, 2021 was caused by: a) approximate of $203,000 payable of prior year’s government funding has been settled for the year ended December 31, 2021, and b) $767,500 for ordinary shares converted from the convertible debt have been issued for the year ended December 31, 2021.